Deferred income taxes (Schedule of Reconciliation of Total Tax Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income taxes (recast - note 2)	$ (36,589)	$ (26,059)
Income tax rate	28.50%	28.50%
Accounting profit	$ (10,428)	$ (7,427)
Effect on income taxes of:
Non-deductible share-based compensation	650	343
Unrecognized deductible temporary difference	9,749	7,055
Other non-deductible items	29	29
Income tax recovery